                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter ended June 30, 2005
Check here if Amendment             [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       RMR Advisors, Inc.
Address:    400 Centre Street
            Newton, MA 02458.

Form 13F File Number: 28-10878
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas M. O'Brien
Title: President
Phone: 617-332-9530

Signature, Place, and Date of Signing:



/s/ Thomas M. O'Brien            Newton, MA                        8/9/2005
----------------------          -------------                    ------------
[Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                   0
                                            ---------------------

Form 13F Information Table Entry Total:              139
                                            ---------------------

Form 13F Information Table Value Total:            $334,670
                                             ---------------------
                                                  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

RMR ADVISORS, INC.
13F HOLDINGS REPORT
AS OF JUNE 30, 2005


                           FORM 13F INFORMATION TABLE


                                                               VALUE         AMOUNT AND      INVESTMENT    OTHER
NAME OF ISSUER          TITLE OF CLASS       CUSIP        (X $1,000)     TYPE OF SECURITY    DISCRETION   MANAGERS VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        SHRS OR  SH/  PUT/
                                                                        PRN AMT  PRN  CALL                         SOLE SHARED NONE
                                                                        ------------------                         ----------------
SSGA FDS                MONEY MARKET FUND    8611238A8         8,396   8,396,286  SH            sole        none   sole
AMERICAN EXPRESS
CREDIT CORP.            COMMERCIAL PAPER     02583L005         2,000   2,000,000  PRN           sole        none   sole
AMERICAN GENERAL
FINANACE CORP.          COMMERCIAL PAPER     02635K005         2,000   2,000,000  PRN           sole        none   sole
GENERAL ELECTRIC
CAPITAL CORP.           COMMERCIAL PAPER     36959H008         2,000   2,000,000  PRN           sole        none   sole
HSBC FINANCE CORP.      COMMERCIAL PAPER     4042F0002         2,000   2,000,000  PRN           sole        none   sole
PRUDENTIAL FUNDING
CORP.                   COMMERCIAL PAPER     744331000         2,000   2,000,000  PRN           sole        none   sole
STATE STR BOSTON
CORP.                   COMMERCIAL PAPER     85747J008         1,039   1,039,000  PRN           sole        none   sole
UBS FINANCE CO.         COMMERCIAL PAPER     90262C008         2,000   2,000,000  PRN           sole        none   sole
AMERICAN CAPITAL
STRATEGIES LTD          COM                  024937104           614      17,000  SH            sole        none   sole
AMLI RESIDENTIAL
PROPERTIES TRUST        COM                  001735109         3,673     117,500  SH            sole        none   sole
APARTMENT INVESTMENT &
MANAGEMENT CO.          COM                  03748R101         6,510     159,100  SH            sole        none   sole
ARDEN REALTY, INC.      COM                  039793104         4,469     124,200  SH            sole        none   sole
ASHFORD HOSPITALITY
TRUST, INC.             COM                  044103109           306      28,300  SH            sole        none   sole
ASSOCIATED ESTATES
REALTY CORP.            COM                  045604105         1,458     158,000  SH            sole        none   sole
BEDFORD PROPERTY
INVESTORS, INC.         COM                  076446301         5,048     219,300  SH            sole        none   sole
BEVERLY HILLS BANCORP   COM                  087866109             1         100  SH            sole        none   sole
BNP RESIDENTIAL
PROPERTIES, INC.        COM                  05564T103         3,456     216,000  SH            sole        none   sole
BRANDYWINE REALTY TRUST COM                  105368203           981      32,000  SH            sole        none   sole
CAPITAL TRUST, INC.     COM                  14052H506           164       4,900  SH            sole        none   sole
CAPITOL FEDERAL
FINANCIAL               COM                  14057C106           600      17,400  SH            sole        none   sole
CARRAMERICA REALTY
CORP.                   COM                  144418100           362      10,000  SH            sole        none   sole
CHARTERMAC              COM                  160908109           971      44,200  SH            sole        none   sole
COLONIAL PROPERTIES
TRUST                   COM                  195872106         9,346     212,400  SH            sole        none   sole
COLUMBIA EQUITY
TRUST, INC.             COM                  197627102           461      30,000  SH            sole        none   sole
COMERICA INC.           COM                  200340107           855      14,800  SH            sole        none   sole
COMMERCIAL NET
LEASE REALTY, INC.      COM                  202218103         8,131     397,200  SH            sole        none   sole
CRESCENT REAL
ESTATE EQUITIES         COM                  225756105         9,401     501,400  SH            sole        none   sole
EAGLE HOSPITALITY
PROPERTIES TRUST        COM                  26959T102         1,207     132,500  SH            sole        none   sole
EQUITY OFFICE
PROPERTIES TRUST        COM                  294741103        13,404     404,950  SH            sole        none   sole
F N B CORP              COM                  302520101           560      28,500  SH            sole        none   sole
FARMERS CAPITAL
BANK CORP               COM                  309562106           105       3,035  SH            sole        none   sole
FANNIE MAE              COM                  313586109           993      17,000  SH            sole        none   sole
FIFTH THIRD BANCORP     COM                  316773100           124       3,000  SH            sole        none   sole
FIRST COMWEALTH
FINANCIAL BANCORP       COM                  319829107           384      28,000  SH            sole        none   sole
FIRST HORIZON
NATIONAL CORP.          COM                  320517105           481      11,400  SH            sole        none   sole
FIRST INDUSTRIAL
REALTY TRUST INC.       COM                  32054K103        10,570     264,900  SH            sole        none   sole
FIRSTMERIT CORP.        COM                  337915102           595      22,800  SH            sole        none   sole
FLAGSTAR BANCORP, INC.  COM                  337930101           473      25,000  SH            sole        none   sole
FRIEDMAN BILLINGS
RAMSEY GROUP            COM                  358434108           772      54,000  SH            sole        none   sole
GABLES RESIDENTIAL
TRUST                   COM                  362418105         2,810      65,000  SH            sole        none   sole
GETTY REALTY CORP.      COM                  374297109         1,623      58,600  SH            sole        none   sole
GLENBOROUGH REALTY
TRUST, INC.             COM                  37803P105         8,738     424,400  SH            sole        none   sole
GLIMCHER REALTY TRUST   COM                  379302102         3,302     119,000  SH            sole        none   sole
HEALTH CARE PROPERTIES
INVESTORS INC.          COM                  421915109            81       3,000  SH            sole        none   sole
HEALTH CARE REIT INC.   COM                  42217K106         8,100     214,900  SH            sole        none   sole
HERITAGE PROPERTY
INVESTMENT TRUST, INC.  COM                  42725M107        10,180     290,700  SH            sole        none   sole
HERSHA HOSPITALITY
TRUST                   COM                  427825104            57       6,000  SH            sole        none   sole
HIGHWOODS PROPERTIES,
INC.                    COM                  431284108         4,762     160,000  SH            sole        none   sole
HOME PROPERTIES INC.    COM                  437306103         5,640     131,100  SH            sole        none   sole
HUDSON UNITED BANCORP   COM                  444165104           617      17,100  SH            sole        none   sole
ISTAR FINANCIAL INC.    COM                  45031U101           582      14,000  SH            sole        none   sole
JPMORGAN CHASE & CO     COM                  46625H100           265       7,500  SH            sole        none   sole
KEYCORP                 COM                  493267108           567      17,100  SH            sole        none   sole
LAZARD LTD              COM                  G54050102            70       3,000  SH            sole        none   sole
LEXINGTON CORPORATE
PROPERTIES TRUST        COM                  529043101         7,619     313,400  SH            sole        none   sole
LIBERTY PROPERTIES
TRUST                   COM                  531172104         1,684      38,000  SH            sole        none   sole
MAGUIRE PROPETIES,
INC.                    COM                  559775101         2,834     100,000  SH            sole        none   sole
MCG CAPITAL CORP.       COM                  58047P107           794      46,500  SH            sole        none   sole
MILLS CORP.             COM                  601148109            97       1,600  SH            sole        none   sole
NATIONAL CITY CORP.     COM                  635405103           935      27,400  SH            sole        none   sole
NATIONWIDE HEALTH
PROPERTIES, INC.        COM                  638620104         8,665     367,000  SH            sole        none   sole
NEW PLAN EXCEL
REALTY TRUST, INC.      COM                  648053106         6,412     236,000  SH            sole        none   sole
NEW YORK COMMUNITY
BANCORP INC.            COM                  649445103         1,145      63,200  SH            sole        none   sole
OMEGA HEALTHCARE
INVESTORS               COM                  681936100         1,070      83,200  SH            sole        none   sole
PANAMSAT HOLDING CORP.  COM                  69831Y105         3,409     166,200  SH            sole        none   sole
RECKSON ASSOCIATES
REALTY CORP.            COM                  75621K106         1,557      46,400  SH            sole        none   sole
REGIONS FINANCIAL
CORP.                   COM                  7591EP100           786      23,200  SH            sole        none   sole
SOVRAN SELF STORAGE,
INC.                    COM                  84610H108         3,014      66,300  SH            sole        none   sole
SUN COMMUNITIES, INC.   COM                  866674104         4,496     120,900  SH            sole        none   sole
SUSQUEHANNA BANCSHARES
INC.                    COM                  869099101           310      12,600  SH            sole        none   sole
TOWN & COUNTRY TRUST    COM                  892081100           570      20,000  SH            sole        none   sole
TRUSTCO BANK CORP.      COM                  898349105           306      23,400  SH            sole        none   sole
TRUSTREET PROPERTIES,
INC.                    COM                  898404108         7,735     465,700  SH            sole        none   sole
U STORE IT TRUST        COM                  91274F104           191      10,000  SH            sole        none   sole
UNITED DOMINION
REALTY TRUST, INC.      COM                  910197102           462      19,200  SH            sole        none   sole
WINDROSE MEDICAL
PROPERTIES TRUST        COM                  973491103           492      35,100  SH            sole        none   sole
AMERICAN REAL
ESTATE PARTNERS         FIXED INCOME         029171AC9         2,060   2,000,000  SH            sole        none   sole
FELCOR LODGING
LTD PARTNERSHIP         FIXED INCOME         31430QAL1         1,748   1,600,000  SH            sole        none   sole
FORD MOTOR CO.          FIXED INCOME         345370BM1         1,796   2,210,000  SH            sole        none   sole
GENERAL MOTORS CORP.    FIXED INCOME         370442BT1         1,670   2,000,000  SH            sole        none   sole
ITT CORP.               FIXED INCOME         450912AD2         3,373   3,275,000  SH            sole        none   sole
MERISTAR HOSPITALITY
CORP.                   FIXED INCOME         58984NAB3         1,070   1,000,000  SH            sole        none   sole
MERISTAR HOSPITALITY
CORP.                   FIXED INCOME         58984SAA4         1,050   1,000,000  SH            sole        none   sole
SIX FLAGS, INC.         FIXED INCOME         83001PAF6         3,775   4,000,000  SH            sole        none   sole
ACCREDITED MORTGAGE
LOAN REIT TRUST         PFD                  00438G205            40       1,500  SH            sole        none   sole

AFFORDABLE RESIDENTIAL
COMMUNITIES             PFD                  008273203         7,501     296,500  SH            sole        none   sole
ALEXANDRIA REAL ESTATE
EQUITIES, INC.          PFD                  015271406         4,001     151,600  SH            sole        none   sole
AMERICAN HOME MORTGAGE
INVESMENT CORP.         PFD                  02660R206         2,589      92,000  SH            sole        none   sole
APARTMENT INVESTMENT &
MANAGEMENT CO.          PFD                  03748R820         1,418      56,500  SH            sole        none   sole
APARTMENT INVESTMENT &
MANAGEMENT CO.          PFD                  03748R408           872      32,800  SH            sole        none   sole
APARTMENT INVESTMENT &
MANAGEMENT CO.          PFD                  03748R846         2,772     106,000  SH            sole        none   sole
APARTMENT INVESTMENT &
MANAGEMENT CO.          PFD                  03748R838         1,518      60,000  SH            sole        none   sole
APARTMENT INVESTMENT &
MANAGEMENT CO.          PFD                  03748R796         1,632      65,000  SH            sole        none   sole
APARTMENT INVESTMENT &
MANAGEMENT CO.          PFD                  03748R812           704      27,700  SH            sole        none   sole
ASHFORD HOSPITALITY
TRUST, INC.             PFD                  044103208         4,021     153,900  SH            sole        none   sole
BEDFORD PROPERTY
INVESTORS, INC.         PFD                  076446608         1,894      75,000  SH            sole        none   sole
BOYKIN LODGING CO.      PFD                  103430302         2,498      90,000  SH            sole        none   sole
CBL & ASSOC
PROPERTIES, INC.        PFD                  124830605           253      10,000  SH            sole        none   sole
CBL & ASSOC
PROPERTIES, INC.        PFD                  124830308         1,310      24,600  SH            sole        none   sole
COLONIAL PROPERTIES
TRUST                   PFD                  195872601         2,106      85,977  SH            sole        none   sole
CORTS UNUM PROVIDENT
FINANCIAL TRUST         PFD                  22080X203           987      38,000  SH            sole        none   sole
COUSINS PROPERTIES,
INC.                    PFD                  222795403           509      20,000  SH            sole        none   sole
CRESCENT REAL ESTATE
EQUITIES, CO.           PFD                  225756402         1,703      63,700  SH            sole        none   sole
DIGITAL REALTY TRUST,
INC.                    PFD                  253868202           907      35,000  SH            sole        none   sole
EAGLE HOSPITALITY
PROPERTIES TRUST, INC   PFD                  26959T201         4,241     165,000  SH            sole        none   sole
ENTERTAINMENT
PROPERTIES TRUST        PFD                  29380T204         1,080      40,000  SH            sole        none   sole
ENTERTAINMENT
PROPERTIES TRUST        PFD                  29380T303         1,014      40,000  SH            sole        none   sole
EQUITY INNS, INC.       PFD                  294703301         2,197      84,000  SH            sole        none   sole
FELCOR LODGING TRUST,
INC.                    PFD                  31430F507         4,371     178,200  SH            sole        none   sole
FELCOR LODGING TRUST,
INC.                    PFD                  31430F200         2,028      83,000  SH            sole        none   sole
FORD MOTOR CO.          PFD                  345370852           198       9,400  SH            sole        none   sole
GENERAL MOTORS CORP     PFD                  370442725           525      26,100  SH            sole        none   sole
GLIMCHER REALTY TRUST   PFD                  379302300         1,246      46,500  SH            sole        none   sole
GLIMCHER REALTY TRUST   PFD                  379302409         2,325      91,000  SH            sole        none   sole
HEALTH CARE REIT, INC.  PFD                  42217K403         1,691      66,900  SH            sole        none   sole
HOME PROPERTIES, INC    PFD                  437306509           521      18,800  SH            sole        none   sole
HOST MARRIOTT CORP.     PFD                  44107P609         2,062      75,000  SH            sole        none   sole
IMPAC MORTGAGE
HOLDINGS INC.           PFD                  45254P409         1,075      42,400  SH            sole        none   sole
INNKEEPERS USA TRUST    PFD                  4576J0401         3,759     147,000  SH            sole        none   sole
KILROY REALTY CORP.     PFD                  49427F504           762      30,000  SH            sole        none   sole
LASALLE HOTEL
PROPERTIES              PFD                  517942207           962      36,000  SH            sole        none   sole
LTC PROPERTIES, INC.    PFD                  502175607         5,115     200,000  SH            sole        none   sole
MFA MORTGAGE
INVESTMENT, INC         PFD                  55272X201         1,398      53,800  SH            sole        none   sole
MILLS CORP.             PFD                  601148307         2,359      87,500  SH            sole        none   sole
MILLS CORP.             PFD                  601148406           721      26,600  SH            sole        none   sole
NEW CENTY FINANCIAL
CORP.                   PFD                  64352D200         4,048     160,000  SH            sole        none   sole
NEWCASTLE INVESTMENT
CORP.                   PFD                  65105M207           807      30,000  SH            sole        none   sole
OMEGA HEALTHCARE
INVESTORS, INC.         PFD                  681936407         4,240     160,000  SH            sole        none   sole
PENNSYLVANIA REAL
ESTATE INVESTMENT
TRUST                   PFD                  709102206         2,596      44,000  SH            sole        none   sole
RAIT INVESTMENT TRUST   PFD                  749227203         3,150     125,000  SH            sole        none   sole
RAIT INVESTMENT TRUST   PFD                  749227302         1,523      59,000  SH            sole        none   sole
RAMCO GERSHENSON
PROPERTIES TRUST        PFD                  751452400           958      36,000  SH            sole        none   sole
SL GREEN REALTY CORP.   PFD                  78440X408         1,796      70,000  SH            sole        none   sole
SUNSTONE HOTEL
INVESTORS INC.          PFD                  867892200           322      12,500  SH            sole        none   sole
TAUBMAN CENTERS INC     PFD                  876664301           385      15,000  SH            sole        none   sole
THORNBURG MORTGAGE INC. PFD                  885218305         1,071      42,500  SH            sole        none   sole
WESTCOAST HOSPITALITY
CAPITAL TRUST           PFD                  95751T206           638      24,000  SH            sole        none   sole
WINDROSE MED
PROPERTIES TRUST        PFD                  973491202           990      40,000  SH            sole        none   sole
WINSTON HOTELS INC.     PFD                  97563A300         6,832     265,900  SH            sole        none   sole